Intangible Assets	12 Months Ended
Dec. 31, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets

Note 8 - Intangible Assets

Intangible assets, stated at cost less accumulated amortization, consisted of the following:

	2022	2023	2024	2024
	SGD	SGD	SGD	USD
At Cost:	-	-	-	-
Customer relationships	-	1,944,044	1,944,044	1,422,957
Software	-	271,693	473,356	346,476
Research and development	-	885,675	1,024,638	749,992
Less: accumulated impairment	-	-	(113,707)	(83,229)
Less: accumulated amortization	-	(123,848)	(906,821)	(663,754)
Intangible Assets, net	-	2,977,564	2,421,510	1,772,442

During the year ended December 31, 2024, the Group performed its annual impairment assessment of intangible assets. As a result of the assessment, the Group recorded an impairment loss of S$113,707 related to customer relationship that was recognized in 2023. The impairment was recognized due to a decline in the expected future economic benefits from the related customer relationships. This loss is included in operating expenses in the consolidated statement of operations.

Estimated amortization expense for each of the next five years:

$
2025	(688,407)
2026	(688,407)
2027	(602,822)
2028	(382,674)
2029	(59,200)
(2,421,510)